November 6, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Calvert SAGE Fund File numbers 333-152031 and 811-22212

Ladies and Gentlemen:

Pursuant to Section 497(j) under the Securities Act of 1933, transmitted herewith on behalf of the Registrant is a certification that:

(1) the form of statement of additional information that would have been filed under paragraph (c) of Section 497 would not have differed from that contained in the most recent Registration Statement (effective October 31, 2008); and

(2) the text of the most recent Registration Statement (effective October 31, 2008) has been filed electronically.

If you have questions or require further information, please contact me at 301-951-4890.

Sincerely,

/s/ Jane B. Maxwell

Jane B. Maxwell
Assistant Vice President and Assistant General Counsel